Document and Entity Information	12 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Central Index Key	0000820892
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	May 31, 2013
Prospectus Date	Oct 31, 2012

NUVEEN CORE BOND FUND

(FORMERLY NUVEEN INTERMEDIATE TERM BOND FUND)

SUPPLEMENT DATED MAY 31, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

The fund’s name has changed from “Nuveen Intermediate Term Bond Fund” to “Nuveen Core Bond Fund.” There have been no changes to the investment objective, principal investment strategies and principal risks of the fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2012
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE BOND FUND

(FORMERLY NUVEEN INTERMEDIATE TERM BOND FUND)

SUPPLEMENT DATED MAY 31, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

The fund’s name has changed from “Nuveen Intermediate Term Bond Fund” to “Nuveen Core Bond Fund.” There have been no changes to the investment objective, principal investment strategies and principal risks of the fund.

Nuveen Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE BOND FUND

(FORMERLY NUVEEN INTERMEDIATE TERM BOND FUND)

SUPPLEMENT DATED MAY 31, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

The fund’s name has changed from “Nuveen Intermediate Term Bond Fund” to “Nuveen Core Bond Fund.” There have been no changes to the investment objective, principal investment strategies and principal risks of the fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2012
Document Creation Date	dei_DocumentCreationDate	May 31, 2013